Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 14, 2018
Registrant Name	SUNAMERICA SERIES TRUST
Central Index Key	0000892538
Amendment Flag	false
Document Creation Date	May 14, 2018
Document Effective Date	May 14, 2018
Prospectus Date	May 01, 2018